First Quarter Report
January 31, 2023 (Unaudited)
Columbia Select Global Equity Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Select Global Equity Fund, January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Argentina 1.3%
MercadoLibre, Inc.(a)	6,864	8,111,120
Canada 1.0%
Nutrien Ltd.	77,644	6,428,147
Denmark 2.9%
Novo Nordisk A/S, Class B	83,957	11,618,799
Tryg AS	267,416	6,136,690
Total		17,755,489
France 5.6%
L’Oreal SA	23,807	9,830,187
LVMH Moet Hennessy Louis Vuitton SE	15,941	13,916,102
Schneider Electric SE	66,487	10,785,228
Total		34,531,517
Hong Kong 1.5%
AIA Group Ltd.	811,800	9,179,549
India 4.6%
HDFC Bank Ltd.	889,293	17,500,081
Kotak Mahindra Bank Ltd.	499,393	10,602,757
Total		28,102,838
Indonesia 2.0%
PT Bank Central Asia Tbk	10,241,600	5,812,201
PT Bank Rakyat Indonesia Persero Tbk	20,538,800	6,298,592
Total		12,110,793
Japan 6.0%
Keyence Corp.	42,800	19,703,791
Recruit Holdings Co., Ltd.	342,000	10,998,810
SMC Corp.	12,900	6,552,052
Total		37,254,653
Netherlands 2.3%
ASML Holding NV	21,210	14,033,544
Singapore 1.6%
DBS Group Holdings Ltd.	364,100	9,967,701
Spain 1.9%
Industria de Diseno Textil SA	378,350	11,812,397
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 4.2%
Lonza Group AG, Registered Shares	24,400	13,918,774
Nestlé SA, Registered Shares	98,262	11,988,854
Total		25,907,628
Taiwan 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	423,000	7,464,595
United Kingdom 8.2%
Diageo PLC	332,485	14,538,276
Linde PLC	90,434	29,917,342
Reckitt Benckiser Group PLC	83,126	5,923,637
Total		50,379,255
United States 54.6%
Advanced Micro Devices, Inc.(a)	120,269	9,038,215
Alphabet, Inc., Class A(a)	154,781	15,298,554
Amazon.com, Inc.(a)	66,137	6,820,709
Cintas Corp.	15,920	7,064,341
Coca-Cola Co. (The)	227,236	13,934,111
ConocoPhillips Co.	166,527	20,294,645
Danaher Corp.	38,938	10,294,428
Elevance Health, Inc.	39,079	19,539,109
Eli Lilly & Co.	50,258	17,296,291
Hilton Worldwide Holdings, Inc.	54,923	7,968,778
Intercontinental Exchange, Inc.	45,841	4,930,200
Intuit, Inc.	43,242	18,277,096
Lam Research Corp.	24,766	12,385,477
Marsh & McLennan Companies, Inc.	66,327	11,601,256
MasterCard, Inc., Class A	87,715	32,507,179
Mettler-Toledo International, Inc.(a)	4,029	6,176,135
Microsoft Corp.	191,694	47,503,690
PepsiCo, Inc.	32,450	5,549,599
QUALCOMM, Inc.	52,040	6,932,248
Republic Services, Inc.	46,582	5,814,365
Thermo Fisher Scientific, Inc.	40,599	23,154,828
T-Mobile US, Inc.(a)	103,423	15,442,088
Valero Energy Corp.	45,000	6,301,350
2	Columbia Select Global Equity Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Select Global Equity Fund, January 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Zoetis, Inc.	77,397	12,808,430
Total		336,933,122
Total Common Stocks (Cost $446,957,623)		609,972,348

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.559%(b),(c)	7,109,810	7,106,966
Total Money Market Funds (Cost $7,106,741)		7,106,966
Total Investments in Securities (Cost $454,064,364)		617,079,314
Other Assets & Liabilities, Net		(29,555)
Net Assets		$617,049,759
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.559%
	8,835,962	54,450,732	(56,179,432)	(296)	7,106,966	466	76,444	7,109,810
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Select Global Equity Fund | First Quarter Report 2023	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT155_10_N01_(03/23)